UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
                                               ---------
Check here if Amendment []; Amendment Number:
                                               -------

     This Amendment (Check only one.): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polar Securities Inc.
           --------------------------------------------------
Address:   372 Bay Street, 21st Floor
           --------------------------------------------------
           Toronto, Ontario M5H 2N9
           --------------------------------------------------
           Canada
           --------------------------------------------------

Form 13F File Number:      028-12489
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robyn Schultz
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     416-369-4453
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robyn Schultz          Toronto, Ontario Canada         8/15/11
       ------------------------   ------------------------------  ----------

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                    0
                                         --------------
Form 13F Information Table Entry Total:             118
                                         --------------
Form 13F Information Table Value Total:  $    1,252,150
                                         --------------
                                           (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACXIOM CORP                  COM              005125109   12,542    956,700 SH       SOLE                   956,700
ADVANCED MICRO DEVICES INC   COM              007903107    2,796    400,000 SH       SOLE                   400,000
AFFYMETRIX INC               COM              00826T108    3,863    487,100 SH       SOLE                   487,100
AMERIGON INC                 COM              03070L300      626     36,000 SH       SOLE                    36,000
ANSYS INC                    COM              03662Q105    9,529    174,300 SH       SOLE                   174,300
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119       11    305,800 SH       SOLE                   305,800
AUSTRALIA ACQUISITION CORP   SHS              G06368107    5,820    600,000 SH       SOLE                   600,000
AUSTRALIA ACQUISITION CORP   *W EXP 99/99/999 G06368115       16     37,910 SH       SOLE                    37,910
AVIAT NETWORKS INC           COM              05366Y102    4,493  1,140,294 SH       SOLE                 1,140,294
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261    2,114    100,000 SH  PUT  SOLE                   100,000
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261      381     18,000 SH       SOLE                    18,000
BARRICK GOLD CORP            COM              067901108   14,221    314,000 SH       SOLE                   314,000
BCE INC                      COM NEW          05534B760    9,823    250,000 SH  PUT  SOLE                   250,000
BCE INC                      COM NEW          05534B760    9,823    250,000 SH  CALL SOLE                   250,000
BIOMARIN PHARMACEUTICAL INC  NOTE 1.875% 4/2  09061GAD3   12,597  8,725,000 PRN      SOLE                 8,725,000
BORGWARNER INC               NOTE 3.500% 4/1  099724AF3   24,710 10,000,000 PRN      SOLE                10,000,000
BRUNSWICK CORP               COM              117043109    6,797    333,200 SH       SOLE                   333,200
CANADIAN NAT RES LTD         COM              136385101    7,953    190,000 SH       SOLE                   190,000
CASELLA WASTE SYS INC        CL A             147448104    2,843    466,100 SH       SOLE                   466,100
CAZADOR ACQUISITION CORPORAT SHS              G19867103    5,407    560,000 SH       SOLE                   560,000
CELESTICA INC                SUB VTG SHS      15101Q108   24,664  2,815,568 SH       SOLE                 2,815,568
CEPHALON INC                 NOTE 2.500% 5/0  156708AR0   36,999 30,000,000 PRN      SOLE                30,000,000
CHINA GROWTH EQUITY INV LTD  UNIT 05/14/2016  G2114K115    4,750    475,000 SH       SOLE                   475,000
CHINA METRO-RURAL HLDGS LTD  SHS              G3163G104      121    104,000 SH       SOLE                   104,000
CITIGROUP INC                COM NEW          172967424    4,164    100,000 SH  PUT  SOLE                   100,000
CITIGROUP INC                COM NEW          172967424   14,280    342,930 SH       SOLE                   342,930
CLARCOR INC                  COM              179895107   10,373    219,400 SH       SOLE                   219,400
COGNEX CORP                  COM              192422103    9,996    282,131 SH       SOLE                   282,131
COMCAST CORP NEW             CL A             20030N101   20,029    790,400 SH       SOLE                   790,400
COTT CORP QUE                COM              22163N106    4,398    522,979 SH       SOLE                   522,979
CVR ENERGY INC               COM              12662P108   12,886    523,400 SH       SOLE                   523,400
CVS CAREMARK CORPORATION     COM              126650100    3,006     80,000 SH  PUT  SOLE                    80,000
CVS CAREMARK CORPORATION     COM              126650100    3,006     80,000 SH  CALL SOLE                    80,000
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1    8,798  8,000,000 PRN      SOLE                 8,000,000
DIRECTV                      COM CL A         25490A101    4,904     96,500 SH  PUT  SOLE                    96,500
DIRECTV                      COM CL A         25490A101    4,904     96,500 SH  CALL SOLE                    96,500
DST SYS INC DEL              COM              233326107   20,439    387,100 SH       SOLE                   387,100
E M C CORP MASS              NOTE 1.750%12/0  268648AM4   35,034 20,000,000 PRN      SOLE                20,000,000
ELECTRONICS FOR IMAGING INC  COM              286082102   14,330    832,174 SH       SOLE                   832,174
ENBRIDGE INC                 COM              29250N105    8,115    250,000 SH       SOLE                   250,000
ENDEAVOUR SILVER CORP        COM              29258Y103    1,575    187,497 SH       SOLE                   187,497
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1  29264FAB2   26,218 18,000,000 PRN      SOLE                18,000,000
EQUIFAX INC                  COM              294429105   23,735    683,615 SH       SOLE                   683,615
EQUINIX INC                  NOTE 4.750% 6/1  29444UAH9   11,335  8,000,000 PRN      SOLE                 8,000,000
EQUINIX INC                  NOTE 3.000%10/1  29444UAG1   10,706  9,532,000 PRN      SOLE                 9,532,000
EVERGREEN ENERGY INC NEW     COM NEW          30024B203      403    224,900 SH       SOLE                   224,900
FEI CO                       COM              30241L109    6,279    164,404 SH       SOLE                   164,404
FIDELITY NATL INFORMATION SV COM              31620M106   18,489    600,500 SH       SOLE                   600,500
FIRST MAJESTIC SILVER CORP   COM              32076V103   14,838    834,230 SH       SOLE                   834,230
FIRSTSERVICE CORP            SDCV 6.500%12/3  33761NAA7   23,096 16,998,000 PRN      SOLE                16,998,000
GLOBAL EAGLE ACQUISITION COR COM              37951D102    3,800    400,000 SH       SOLE                   400,000
GOLD RESV INC                CL A             38068N108    1,076    425,133 SH       SOLE                   425,133
GOLDEN MINERALS CO           COM              381119106      528     29,700 SH       SOLE                    29,700
GROUPE CGI INC               CL A SUB VTG     39945C109   51,002  2,069,046 SH       SOLE                 2,069,046
HEARTLAND EXPRESS INC        COM              422347104    6,869    414,800 SH       SOLE                   414,800
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8    4,693  4,500,000 PRN      SOLE                 4,500,000
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3   56,034 27,500,000 PRN      SOLE                27,500,000
HUDSON HIGHLAND GROUP INC    COM              443792106    6,931  1,295,570 SH       SOLE                 1,295,570
IAC INTERACTIVECORP          COM PAR $.001    44919P508   21,719    569,013 SH       SOLE                   569,013
INTERCONTINENTAL HTLS GRP PL SPONS ADR NEW    45857P301   11,921    576,710 SH       SOLE                   576,710

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
IRIDIUM COMMUNICATIONS INC   COM              46269C102    7,131    824,429 SH       SOLE                   824,429
ISHARES TR                   DJ HOME CONSTN   464288752   15,550  1,224,393 SH       SOLE                 1,224,393
IVANHOE MINES LTD            COM              46579N103    9,805    387,544 SH       SOLE                   387,544
KINROSS GOLD CORP            COM NO PAR       496902404   30,134  1,907,212 SH       SOLE                 1,907,212
KVH INDS INC                 COM              482738101    3,855    362,670 SH       SOLE                   362,670
LAS VEGAS SANDS CORP         COM              517834107    4,221    100,000 SH  PUT  SOLE                   100,000
LATTICE SEMICONDUCTOR CORP   COM              518415104    9,923  1,522,000 SH       SOLE                 1,522,000
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7   23,573 20,000,000 PRN      SOLE                20,000,000
LIQUIDITY SERVICES INC       COM              53635B107    3,543    150,051 SH       SOLE                   150,051
LIZ CLAIBORNE INC            COM              539320101    1,070    200,000 SH  CALL SOLE                   200,000
LOUISIANA PAC CORP           COM              546347105      814    100,000 SH       SOLE                   100,000
MACYS INC                    COM              55616P104   11,690    399,800 SH       SOLE                   399,800
MICROSOFT CORP               COM              594918104   12,847    494,100 SH       SOLE                   494,100
MISTRAS GROUP INC            COM              60649T107    5,939    366,600 SH       SOLE                   366,600
MOVE INC COM                 COM              62458M108    1,338    611,171 SH       SOLE                   611,171
MUELLER INDS INC             COM              624756102    8,427    222,299 SH       SOLE                   222,299
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   33,981 20,000,000 PRN      SOLE                20,000,000
NOKIA CORP                   SPONSORED ADR    654902204    1,378    214,700 SH  CALL SOLE                   214,700
NOVAGOLD RES INC             NOTE 5.500% 5/0  66987EAA5    7,296  6,000,000 PRN      SOLE                 6,000,000
OIL STS INTL INC             NOTE 2.375% 7/0  678026AB1   12,603  5,000,000 PRN      SOLE                 5,000,000
OPEN TEXT CORP               COM              683715106    4,882     76,251 SH       SOLE                    76,251
PACCAR INC                   COM              693718108   19,583    383,300 SH       SOLE                   383,300
PDL BIOPHARMA INC            NOTE 3.750% 5/0  69329YAC8    2,683  2,750,000 PRN      SOLE                 2,750,000
PENN WEST PETE LTD NEW       COM              707887105    1,114     50,000 SH  CALL SOLE                    50,000
POINTS INTL LTD              COM NEW          730843208    1,402    140,900 SH       SOLE                   140,900
PRECISION DRILLING CORP      COM 2010         74022D308   21,132  1,471,579 SH       SOLE                 1,471,579
PRICELINE COM INC            COM NEW          741503403    5,631     11,000 SH  CALL SOLE                    11,000
PRIME ACQUISITION CORP       SHS              G72436101    3,304    350,000 SH       SOLE                   350,000
PRIME ACQUISITION CORP       *W EXP 99/99/999 G72436127      217    350,000 SH       SOLE                   350,000
RED ROBIN GOURMET BURGERS IN COM              75689M101    1,899     52,211 SH       SOLE                    52,211
REPUBLIC SVCS INC            COM              760759100   22,016    713,647 SH       SOLE                   713,647
RESEARCH IN MOTION LTD       COM              760975102   12,670    439,164 SH       SOLE                   439,164
RESPONSYS INC                COM              761248103    7,412    418,043 SH       SOLE                   418,043
ROADRUNNER TRNSN SVCS HLDG I COM              76973Q105    8,649    573,548 SH       SOLE                   573,548
SALESFORCE COM INC           NOTE 0.750% 1/1  79466LAB0    7,268  4,000,000 PRN      SOLE                 4,000,000
SMITH A O                    COM              831865209   16,542    391,058 SH       SOLE                   391,058
SONIC CORP                   COM              835451105    8,600    809,029 SH       SOLE                   809,029
SPDR S&P 500 ETF TR          TR UNIT          78462F103   19,796    150,000 SH  CALL SOLE                   150,000
SPROTT PHYSICAL GOLD TRUST   UNIT             85207H104   17,959  1,376,182 SH       SOLE                 1,376,182
SPROTT RESOURCE LENDING CORP COM              85207J100    2,227  1,287,300 SH       SOLE                 1,287,300
STANTEC INC                  COM              85472N109   20,672    712,097 SH       SOLE                   712,097
SUN LIFE FINL INC            COM              866796105    1,654     55,000 SH  PUT  SOLE                    55,000
SUN LIFE FINL INC            COM              866796105    1,066     35,450 SH       SOLE                    35,450
SUNOPTA INC                  COM              8676EP108    2,942    413,795 SH       SOLE                   413,795
SUNPOWER CORP                COM CL B         867652307    2,495    150,000 SH  CALL SOLE                   150,000
SXC HEALTH SOLUTIONS CORP    COM              78505P100   44,831    760,884 SH       SOLE                   760,884
TASEKO MINES LTD             COM              876511106    1,495    301,500 SH  PUT  SOLE                   301,500
TASEKO MINES LTD             COM              876511106      868    175,000 SH       SOLE                   175,000
THOMPSON CREEK METALS CO INC COM              884768102    9,152    917,000 SH       SOLE                   917,000
TRIANGLE PETE CORP           COM NEW          89600B201    3,683    570,185 SH       SOLE                   570,185
TRIQUINT SEMICONDUCTOR INC   COM              89674K103    5,934    582,300 SH       SOLE                   582,300
UNIVERAL BUSINESS PMT SOL AC UNIT 99/99/9999  913384202    5,200    800,000 SH       SOLE                   800,000
VALUECLICK INC               COM              92046N102   16,224    977,331 SH       SOLE                   977,331
VELTI PLC ST HELIER          SHS              G93285107    6,628    391,960 SH       SOLE                   391,960
VERISK ANALYTICS INC         CL A             92345Y106   14,437    417,000 SH       SOLE                   417,000
VISA INC                     COM CL A         92826C839   19,338    229,500 SH       SOLE                   229,500
WEST MARINE INC              COM              954235107    7,209    695,203 SH       SOLE                   695,203
YAMANA GOLD INC              COM              98462Y100   15,410  1,325,000 SH       SOLE                 1,325,000